Segment and geographic information (Tables)	12 Months Ended
Mar. 31, 2019
Segment and Geographic Information [Abstract]
Business segments' results

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2017
Non-interest revenue	¥369,503	¥90,025	¥564,877	¥243,459	¥1,267,864
Net interest revenue	4,931	9,402	174,379	(59,995)	128,717

Net revenue	374,434	99,427	739,256	183,464	1,396,581
Non-interest expenses	299,642	57,094	577,809	145,857	1,080,402

Income before income taxes	¥74,792	¥42,333	¥161,447	¥37,607	¥316,179

Year ended March 31, 2018
Non-interest revenue	¥406,295	¥118,545	¥587,474	¥272,271	¥1,384,585
Net interest revenue	6,613	8,792	127,859	(32,778)	110,486

Net revenue	412,908	127,337	715,333	239,493	1,495,071
Non-interest expenses	309,771	61,167	614,745	183,128	1,168,811

Income before income taxes	¥103,137	¥66,170	¥100,588	¥56,365	¥326,260

Year ended March 31, 2019
Non-interest revenue	¥331,743	¥89,607	¥496,484	¥147,524	¥1,065,358
Net interest revenue	7,737	8,238	58,904	(16,263)	58,616

Net revenue	339,480	97,845	555,388	131,261	1,123,974
Non-interest expenses	289,990	63,660	666,787	134,034	1,154,471

Income (loss) before income taxes	¥49,490	¥34,185	¥(111,399)	¥(2,773)	¥(30,497)

Major components of income (loss) before income taxes in "Other"

	Millions of yen
	Year ended March 31
	2017	2018	2019
Net gain (loss) related to economic hedging transactions	¥(7,279)	¥(6,461)	¥1,800
Realized gain on investments in equity securities held for operating purposes	1,092	785	221
Equity in earnings of affiliates	32,342	34,248	32,532
Corporate items	(6,439)	(41,884)	(35,996)
Other(1)	17,891	69,677	(1,330)

Total	¥37,607	¥56,365	¥(2,773)

(1)	Amounts reported for the year ended March 31, 2018 include the gain recognized in earnings in connection with the liquidation of a non-Japanese subsidiary during the year.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Year ended March 31
	2017	2018	2019
Net revenue	¥1,396,581	¥1,495,071	¥1,123,974
Unrealized gain (loss) on investments in equity securities held for operating purposes	6,616	1,898	(7,204)

Consolidated net revenue	¥1,403,197	¥1,496,969	¥1,116,770

Non-interest expenses	¥1,080,402	¥1,168,811	¥1,154,471
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,080,402	¥1,168,811	¥1,154,471

Income (loss) before income taxes	¥316,179	¥326,260	¥(30,497)
Unrealized gain (loss) on investments in equity securities held for operating purposes	6,616	1,898	(7,204)

Consolidated income (loss) before income taxes	¥322,795	¥328,158	¥(37,701)

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Year ended March 31
	2017	2018	2019
Net revenue(1):
Americas	¥263,587	¥268,653	¥169,581
Europe	159,474	168,186	131,175
Asia and Oceania	67,278	68,011	47,977

Subtotal	490,339	504,850	348,733
Japan	912,858	992,119	768,037

Consolidated	¥1,403,197	¥1,496,969	¥1,116,770

Income (loss) before income taxes:
Americas	¥49,962	¥(8,771)	¥(114,081)
Europe	14,401	(14,654)	(56,851)
Asia and Oceania	23,746	22,751	5,014

Subtotal	88,109	(674)	(165,918)
Japan	234,686	328,832	128,217

Consolidated	¥322,795	¥328,158	¥(37,701)

	March 31
	2017	2018	2019
Long-lived assets:
Americas	¥125,222	¥117,323	¥50,829
Europe	66,167	67,010	56,821
Asia and Oceania	13,043	8,613	9,588

Subtotal	204,432	192,946	117,238
Japan	251,242	231,003	252,420

Consolidated	¥455,674	¥423,949	¥369,658

(1)	There is no revenue derived from transactions with a single major external customer.